World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	585,397,277.90	34,753
Yield Supplement Overcollateralization Amount 07/31/15	23,393,978.95	0
Receivables Balance 07/31/15	608,791,256.85	34,753
Principal Payments	20,372,453.58	1,559
Defaulted Receivables	1,102,317.34	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	22,366,548.21	0
Pool Balance at 08/31/15	564,949,937.72	33,148

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	77.98%

Prepayment ABS Speed	1.65%

Overcollateralization Target Amount	25,422,747.20
Actual Overcollateralization	25,422,747.20

Weighted Average APR	4.37%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	58.24

Delinquent Receivables:
Past Due 31-60 days	5,567,813.10	322
Past Due 61-90 days	1,487,838.31	80
Past Due 91 + days	482,700.11	23
Total	7,538,351.52	425

Total 31+ Delinquent as % Ending Pool Balance	1.33%

Recoveries	558,869.61

Aggregate Net Losses/(Gains) - August 2015	543,447.73
Current Net Loss Ratio (Annualized)	1.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Flow of Funds	$ Amount

Collections	23,094,669.52
Advances	(3,321.50)
Investment Earnings on Cash Accounts	2,948.08
Servicing Fee	(507,326.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,586,970.05

Distributions of Available Funds
(1) Class A Interest	484,324.09
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,527,209.87
(7) Distribution to Certificateholders	2,550,259.09
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,586,970.05

Servicing Fee	507,326.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 08/17/15	559,054,400.39
Principal Paid	19,527,209.87
Note Balance @ 09/15/15	539,527,190.52

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2a
Note Balance @ 08/17/15	127,917,200.19
Principal Paid	9,763,604.93
Note Balance @ 09/15/15	118,153,595.26
Note Factor @ 09/15/15	90.1935842%

Class A-2b
Note Balance @ 08/17/15	127,917,200.20
Principal Paid	9,763,604.94
Note Balance @ 09/15/15	118,153,595.26
Note Factor @ 09/15/15	90.1935842%

Class A-3
Note Balance @ 08/17/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	204,000,000.00
Note Factor @ 09/15/15	100.0000000%

Class A-4
Note Balance @ 08/17/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	84,410,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	14,810,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	509,501.09
Total Principal Paid	19,527,209.87
Total Paid	20,036,710.96

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	84,212.16
Principal Paid	9,763,604.93
Total Paid to A-2a Holders	9,847,817.09

Class A-2b
One-Month Libor	0.19760%
Coupon	0.47760%
Interest Paid	49,214.01
Principal Paid	9,763,604.94
Total Paid to A-2b Holders	9,812,818.95

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7214481
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6503212
Total Distribution Amount	28.3717693

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6428409
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.5313353
Total A-2a Distribution Amount	75.1741762

A-2b Interest Distribution Amount	0.3756795
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.5313354
Total A-2b Distribution Amount	74.9070149

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/15	80,211.73
Balance as of 08/31/15	76,890.23
Change	(3,321.50)

Reserve Account
Balance as of 08/17/15	1,806,189.65
Investment Earnings	230.11
Investment Earnings Paid	(230.11)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65